Summary Prospectus
1 February 2022

Artisan Mid Cap Value Fund
Investor: ARTQX |  Advisor: APDQX |  Institutional: APHQX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund, including the statement of additional information, online at http://hosted.rightprospectus.com/Artisan. You can also get this information at no cost by calling 1.800.344.1770 or by sending an e-mail request to artisanprospectus@dfsco.com. The Fund’s current prospectus and statement of additional information, both dated 1 February 2022, each as supplemented from time to time, are incorporated by reference into this summary prospectus.
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available online at http://connect.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you invest directly with the Fund, by calling 800.344.1770 or by enrolling on Artisan Partners Funds’ website at www.artisanpartners.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Artisan Partners Funds held in your account if you invest through your financial intermediary or all Artisan Partners Funds held with the fund complex if you invest directly with the Fund.
Investment Objective
The Fund seeks maximum long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor	Institutional
Management Fees	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	None	None	None
Other Expenses[1]	0.26	0.10	0.04
Total Annual Fund Operating Expenses	1.21	1.05	0.99
1 “Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor	$123	$384	$665	$1,466
Advisor	$107	$334	$579	$1,283
Institutional	$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.04% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of medium-sized US companies. The team seeks to invest in companies that are undervalued, in solid financial condition and have attractive business economics. The team believes that companies with these characteristics are less likely to experience eroding values over the long term.
■
Attractive Valuation—The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.
■
Sound Financial Condition—The team prefers companies with an acceptable level of debt and positive cash flow. At a minimum, the team seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
■
Attractive Business Economics—The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle. As part of the team’s analysis of a company’s business prospects, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process.
The Fund invests primarily in US companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. The Fund will generally not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell Midcap® Index as of the most recent calendar year-end (between $598.0 million and $71.7 billion as of 31 December 2021).
Principal Risks
Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:
■
Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
■
Active Management Risks —The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers ESG factors in its research process, the Fund may forgo certain investment opportunities and underperform funds that do not consider ESG factors.
■
Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
|

Summary Prospectus—Artisan Partners Funds

■
Value Investing Risks—Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level that the team considers its intrinsic value.
■
Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
■
Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
■
Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Performance
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns (%)

Highest/Lowest Quarter Returns (%)
During the time period shown in the bar chart.
Highest Quarter	25.14	June 30, 2020
Lowest Quarter	-34.84	March 31, 2020
Average Annual Total Returns—(For Periods Ended 31 December 2021)
The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended 31 December 2021. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
|

Summary Prospectus—Artisan Partners Funds

For Periods Ended 31 December 2021 (%)
Investor	1-Year	5-Year	10-Year	Since Inception	Inception Date
Return before taxes	26.35%	9.83%	10.48%	10.48%	March 28, 2001
Return after taxes on distributions	22.53%	7.33%	8.27%	8.99%
Return after taxes on distributions and sale of Fund shares	18.19%	7.32%	8.10%	8.69%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	13.44%	10.50%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	22.58%	15.10%	14.91%	10.79%
Advisor
Return before taxes	26.57%	9.99%	N/A	8.61%	April 01, 2015
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	N/A	10.00%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	22.58%	15.10%	N/A	12.12%
Institutional
Return before taxes	26.65%	10.07%	N/A	10.14%	February 01, 2012
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	N/A	12.86%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	22.58%	15.10%	N/A	14.20%
Updated performance information may be obtained by calling 800.344.1770. Updated performance information is also available at www.artisanpartners.com.
Portfolio Management
Investment Adviser: Artisan Partners Limited Partnership (“Artisan Partners”)
Portfolio Manager	Title	Length of Service
Thomas A. Reynolds IV	Managing Director and Portfolio Manager, Artisan Partners	Since October 2017
Daniel L. Kane	Managing Director and Portfolio Manager, Artisan Partners	Since February 2012
Craig Inman	Managing Director and Portfolio Manager, Artisan Partners	Since February 2019
Purchase and Sale of Fund Shares

Minimum Investments	Investor	Advisor	Institutional
To open an account	$1,000	$250,000	$1,000,000
To add to an account	No minimum	No minimum	No minimum
Minimum balance required	$1,000	$250,000	$1,000,000
The Fund will waive the minimum investment requirements for certain employee benefit plans and certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances.
You may purchase, exchange or redeem shares of the Fund each day the New York Stock Exchange is open for regular session trading at the Fund’s net asset value next calculated after receipt and acceptance of your request in good order. To purchase, exchange or redeem shares you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares directly through the Fund, you should contact the Fund by phone at 800.344.1770 (866.773.7233 for Institutional Shares), by regular mail at Artisan Partners Funds, P.O. Box 219322, Kansas City, MO 64121-9322, or by express, certified or registered mail at Artisan Partners Funds, 430 W. 7th Street, Suite 219322, Kansas City, MO 64105-1407. Some redemptions require Medallion signature guarantees.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, except when you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you invest through such tax-advantaged arrangements, you may be subject to tax upon withdrawal from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, the investment adviser and/or the distributor may pay the financial intermediary for the services provided to the Fund and its shareholders. The investment adviser and/or the distributor may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
|

Summary Prospectus—Artisan Partners Funds